Revenue - Schedule of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borborema [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 3,631	$ 2,459	$ 74
Borden [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	989	636	520
Canadian Malartic [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	218	1,855	709
Cote Gold [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,232	1,145
Cozamin [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,349	1,159	438
Vares [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,224	893
Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,967	$ 1,956	$ 1,307